UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03162

Active Assets Tax-Free Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                 10036

    (Address of principal executive offices)              (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: June 30, 2013

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Tax-Free Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (67.7%)
	Arizona Health Facilities Authority,
$ 12,600	Banner Health Ser 2008 D ROCs II-R Ser 11687 (c)	0.20%	10/05/12	07/01/25	$12,600,000
37,975	Banner Health Ser 2008 G	0.19	10/05/12	01/01/29	37,975,000
	Barclays Capital Municipal Trust Receipts, MA,
6,905	Massachusetts Health & Educational Facilities Authority MIT Ser 2008 N Floater-TRs Ser 15W (c)	0.18	10/05/12	07/01/38	6,905,000
19,910	Massachusetts School Building Authority Senior Dedicated Sales Tax Ser 2011 B Floater-TRs Ser 30BX (c)	0.18	10/05/12	10/15/41	19,910,000
15,545	BB&T Municipal Trust, AZ, Salt River Project Agricultural Improvement & Power District Ser 2008 A Floater Certificates Ser 9 (c)	0.16	10/05/12	01/01/16	15,545,000
	BB&T Municipal Trust, FL,
23,600	Seminole County Water & Sewer Ser 2006 Floater Certificates Ser 45 (c)	0.18	10/05/12	10/01/14	23,600,000
9,945	Tampa Bay Water Ser 2008 Floater Certificates Ser 36 (c)	0.18	10/05/12	04/01/16	9,945,000
10,245	BB&T Municipal Trust, NY, New York City Fiscal 2008 Subser C-1 Floater Certificates Ser 2055 (c)	0.16	10/05/12	10/01/15	10,245,000
144,445	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.17	10/05/12	06/01/41	144,445,000
	California Statewide Communities Development Authority,
95,400	Gas Supply Sacramento Municipal Utility District Ser 2010	0.18	10/05/12	11/01/40	95,400,000
69,580	Kaiser Permanente Ser 2002 E	0.18	10/05/12	11/01/36	69,580,000
15,210	Cape Girardeau County Industrial Development Authority, MO, St. Francis Medical Center Ser 2009 B	0.17	10/05/12	06/01/39	15,210,000
	Capital Beltway Funding Corporation of Virginia,
53,700	Senior Lien Toll I-495 Hot Lanes Ser 2008 C	0.16	10/05/12	12/31/47	53,700,000
40,000	Senior Lien Toll I-495 Hot Lanes Ser 2008 D	0.15	10/05/12	12/31/47	40,000,000
86,850	Central Plains Energy Project, NE, Gas Project No. 2 Ser 2009	0.19	10/05/12	08/01/39	86,850,000
	Charlotte, NC,
77,785	Water & Sewer System Ser 2002 C	0.17	10/05/12	07/01/27	77,785,000
102,995	Water & Sewer System Ser 2006 B	0.17	10/05/12	07/01/36	102,995,000
27,065	Chicago Board of Education, IL, Ser 2009 A-2	0.18	10/05/12	03/01/26	27,065,000
4,850	Chicago, IL, Ser 2008 A ROCs II-R Ser 11940 (c)	0.23	10/05/12	07/01/28	4,850,000
53,500	Cleveland, OH, Water 2008 Ser Q	0.15	10/05/12	01/01/33	53,500,000
22,600	Colorado Housing & Finance Authority, Single Family Mortgage Class I 2005 Ser B-2	0.18	10/05/12	05/01/34	22,600,000
	Colorado Springs, CO,
70,900	Utilities System Sub Lien Ser 2004 A	0.24	10/05/12	11/01/23	70,900,000
45,125	Utilities System Sub Lien Ser 2006 A	0.19	10/05/12	11/01/25	45,125,000
19,720	Utilities System Sub Lien Ser 2007 A	0.18	10/05/12	11/01/37	19,720,000
67,275	Utilities System Sub Lien Ser 2007 B	0.19	10/05/12	11/01/26	67,275,000
43,905	Utilities System Sub Lien Ser 2009 C	0.17	10/05/12	11/01/28	43,905,000
38,415	Utilities System Sub Lien Ser 2010 C	0.18	10/05/12	11/01/40	38,415,000
8,700	Dallas Area Rapid Transit, TX, Sales Tax Ser 2008 ROCs II-R Ser 11541 (c)	0.20	10/05/12	06/01/16	8,700,000
14,845	Derry Township Industrial & Commercial Development Authority, PA, Hotel Tax Arena Ser 2000 A	0.19	10/05/12	11/01/30	14,845,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

$ 6,500	Deutsche Bank SPEARS, NY, New York City Municipal Water Finance Authority Ser 2012 FF SPEARS Ser DBE-1090X (c)	0.21%	10/05/12	06/15/45	$6,500,000
33,340	Eclipse Funding Trust, NY, New York State Dormitory Authority Personal Income Tax Ser 2012 B Solar Eclipse Ser 2012-0003 (c)	0.19	10/05/12	03/15/20	33,340,000
9,555	Eclipse Funding Trust, WA, Seattle Water System Ser 2005 Solar Eclipse Ser 2006-0002 (c)	0.18	10/05/12	09/01/29	9,555,000
	Fairfax County Industrial Development Authority, VA,
8,900	Inova Health System Foundation Ser 1988 A	0.15	10/05/12	10/01/25	8,900,000
8,900	Inova Health System Foundation Ser 1988 B	0.15	10/05/12	10/01/25	8,900,000
49,300	Inova Health System Foundation Ser 2000	0.16	10/05/12	01/01/30	49,300,000
21,800	Florida State Board of Education, FL, Capital Outlay Ser 2005 G ROCs II-R Ser 12017 (c)	0.19	10/05/12	10/15/16	21,800,000
9,035	Florida Turnpike Authority, Ser 2008 A PUTTERs Ser 2514 (c)	0.19	10/05/12	07/01/15	9,035,000
33,400	Franklin County, OH, OhioHealth Corp. Ser 2009 A	0.18	10/05/12	11/15/41	33,400,000
	Gainesville, FL,
80,690	Utilities System 2007 Ser A	0.19	10/05/12	10/01/36	80,690,000
35,465	Utilities System 2008 Ser B	0.15	10/05/12	10/01/38	35,465,000
49,600	Golden Empire Schools Financing Authority, CA, Kern High School District Ser 2012	0.63	10/05/12	05/01/13	49,600,000
	Highlands County Health Facilities Authority, FL,
24,510	Adventist Health System/Sunbelt Obligated Group Ser 2004 A	0.17	10/05/12	11/15/34	24,510,000
35,450	Adventist Health System/Sunbelt Obligated Group Ser 2005 F	0.17	10/05/12	11/15/35	35,450,000
8,765	Adventist Health System/Sunbelt Obligated Group Ser 2006 C ROCs II-R Ser 11564 (BHAC) (c)	0.19	10/05/12	11/15/14	8,765,000
26,870	Adventist Health System/Sunbelt Obligated Group Ser 2007 A-2	0.18	10/05/12	11/15/37	26,870,000
	Houston, TX,
18,600	Combined Utility System First Lien Ser 2004 B4	0.20	10/05/12	05/15/34	18,600,000
43,325	Combined Utility System First Lien Ser 2004 B6	0.17	10/05/12	05/15/34	43,325,000
29,000	Idaho Health Facilities Authority, St Luke’s Health System Ser 2009 B	0.17	10/05/12	11/01/43	29,000,000
	Illinois Toll Highway Authority,
45,900	Toll Highway Senior Priority Ser 2007 A-1B	0.16	10/05/12	07/01/30	45,900,000
60,000	Toll Highway Senior Priority Ser 2007 A-2B	0.16	10/05/12	07/01/30	60,000,000
	Indiana Finance Authority,
20,075	Ascension Health Senior Credit Group Ser 2008 E-7	0.18	10/05/12	11/15/33	20,075,000
123,705	Trinity Health Ser 2008 D-1	0.15	10/05/12	12/01/34	123,705,000
11,000	Indiana Health Facility Financing Authority, Ascension Health Ser 2003 E-6	0.18	10/05/12	11/15/39	11,000,000
10,000	Iowa Higher Education Loan Authority, Grinnell College Ser 2008	0.17	10/05/12	06/01/23	10,000,000
	JEA, FL,
35,570	Electric System Ser Three 2008 A	0.16	10/05/12	10/01/36	35,570,000
33,320	Water & Sewer System Subser 2008 A-2	0.19	10/05/12	10/01/42	33,320,000
23,000	Kent Hospital Finance Authority, MI, Spectrum Health Ser 2008 B-3	0.18	10/05/12	01/15/47	23,000,000
	King County, WA,
26,365	Limited Tax Sewer Ser 2010 A	0.13	10/05/12	01/01/40	26,365,000
11,650	Limited Tax Sewer Ser 2010 A	0.16	10/05/12	01/01/40	11,650,000
43,000	Sewer Ser 2007 Eagle #20070084 Class A (AGM) (c)	0.18	10/05/12	01/01/47	43,000,000
60,000	Long Island Power Authority, NY, Electric System Ser 2012 C	0.18	10/05/12	05/01/33	60,000,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

$139,605	Main Street Natural Gas, Inc., GA, Gas Ser 2010 A	0.19%	10/05/12	08/01/40	$139,605,000
58,400	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.16	10/05/12	02/15/43	58,400,000
7,125	Maryland Health & Higher Educational Facilities Authority, LifeBridge Health Ser 2008 ROCs II-R Ser 11594 (AGC) (c)	0.38	10/05/12	07/01/39	7,125,000
73,905	Massachusetts, Refg 1997 Ser B	0.19	10/05/12	08/01/15	73,905,000
6,300	Massachusetts Bay Transportation Authority, Senior Sales Tax Ser 2005 B Eagle #720050087 Class A (AGM) (c)	0.18	10/05/12	07/01/29	6,300,000
	Massachusetts Department of Transportation,
28,900	Metropolitan Highway System Contract Assistance Ser 2010 A-1	0.15	10/05/12	01/01/29	28,900,000
57,210	Metropolitan Highway System Contract Assistance Ser 2010 A-2	0.18	10/05/12	01/01/37	57,210,000
	Massachusetts Development Finance Agency,
35,225	Boston University Ser U-6E	0.15	10/05/12	10/01/42	35,225,000
30,710	Phillips Academy Ser 2003	0.16	10/05/12	09/01/33	30,710,000
	Massachusetts Health & Educational Facilities Authority,
64,380	Massachusetts Institute of Technology Ser J-1	0.18	10/05/12	07/01/31	64,380,000
61,355	Massachusetts Institute of Technology Ser J-2	0.15	10/05/12	07/01/31	61,355,000
44,495	Partners HealthCare System 2005 Ser F-3	0.16	10/05/12	07/01/40	44,495,000
	Massachusetts Water Resources Authority,
40,000	Gen Ser 2008 A-1	0.19	10/05/12	08/01/37	40,000,000
44,845	Gen Ser 2008 A-2	0.17	10/05/12	08/01/37	44,845,000
71,700	Gen Ser 2008 A-3	0.16	10/05/12	08/01/37	71,700,000
97,415	Gen Ser 2008 C-2	0.18	10/05/12	11/01/26	97,415,000
94,810	Gen Ser 2008 F	0.17	10/05/12	08/01/29	94,810,000
24,445	Metropolitan Transportation Authority, NY, Ser 2005 B Eagle #20060114 Class A (BHAC) (c)	0.19	10/05/12	11/15/35	24,445,000
39,000	Miami-Dade County Expressway Authority, FL, Toll System Ser 2006 Eagle #20060121 Class A (BHAC) (c)	0.19	10/05/12	07/01/37	39,000,000
12,870	Miami-Dade County School Board, FL, Ser 2007 B COPs Eagle #20070068 Class A (BHAC) (c)	0.19	10/05/12	05/01/32	12,870,000
50,000	Michigan Finance Authority, Unemployment Obligation Assessment Ser 2012 C	0.18	10/05/12	07/01/24	50,000,000
3,195	Milwaukee Redevelopment Authority, WI, University of Wisconsin-Milwaukee-Kenilworth Ser 2005	0.18	10/05/12	09/01/40	3,195,000
	Missouri Health & Educational Facilities Authority,
18,800	Ascension Health Ser 2003 C-2	0.18	10/05/12	11/15/39	18,800,000
13,000	Ascension Health Ser 2003 C-3	0.18	10/05/12	11/15/39	13,000,000
56,675	BJC Health System Ser 2008 C	0.18	10/05/12	05/15/38	56,675,000
	Mobile Downtown Redevelopment Authority, AL,
40,600	Gulf Opportunity Zone Austal USA LLC Ser 2011 A	0.17	10/05/12	05/01/41	40,600,000
39,000	Gulf Opportunity Zone Austal USA LLC Ser 2011 B	0.17	10/05/12	05/01/41	39,000,000
	Murray City, UT,
43,500	IHC Health Services, Inc. Ser 2003 A	0.18	10/05/12	05/15/36	43,500,000
70,900	IHC Health Services, Inc. Ser 2003 B	0.18	10/05/12	05/15/36	70,900,000
15,615	New Castle County, DE, University Courtyard Apartments Ser 2005	0.19	10/05/12	08/01/31	15,615,000
39,750	New Hampshire Higher Educational & Health Facilities Authority, St Paul’s School Ser 1998	0.18	10/05/12	01/01/28	39,750,000
53,670	New Mexico Finance Authority, Sub Lien Ser 2008 Subser B-1	0.16	10/05/12	12/15/26	53,670,000
24,350	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.17	10/05/12	08/01/34	24,350,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

$ 39,815	New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009	0.19%	10/05/12	11/01/39	$39,815,000
	New York City, NY,
34,920	Fiscal 2004 Subser A-5	0.15	10/05/12	08/01/31	34,920,000
48,005	Fiscal 2004 Subser H-2	0.16	10/05/12	03/01/34	48,005,000
9,580	Fiscal 2005 Ser O ROCs II-R Ser 11685 (c)	0.20	10/05/12	06/01/20	9,580,000
87,925	Fiscal 2006 Subser I-4	0.16	10/05/12	04/01/36	87,925,000
69,000	Fiscal 2008 Subser J-9	0.16	10/05/12	08/01/27	69,000,000
	New York City Municipal Water Finance Authority, NY,
71,500	2000 Ser C	0.15	10/05/12	06/15/33	71,500,000
50,000	Second General Fiscal 2003 F1B	0.17	10/05/12	06/15/35	50,000,000
104,325	Second General Fiscal 2010 Ser CC	0.18	10/05/12	06/15/41	104,325,000
28,050	Water & Sewer System Fiscal 2008 Ser B-4	0.17	10/05/12	06/15/23	28,050,000
2,040	Water & Sewer System Fiscal 2010 ROCs II-R Ser 11916 (c)	0.18	10/05/12	06/15/18	2,040,000
	New York City Transitional Finance Authority, NY,
74,900	Future Tax Fiscal 2010 Ser F Subser F-5	0.17	10/05/12	02/01/35	74,900,000
36,600	Future Tax Fiscal 2013 Ser A Subser A-7	0.18	10/05/12	08/01/39	36,600,000
16,925	North Broward Hospital District, FL, Ser 2008 A	0.16	10/05/12	01/15/31	16,925,000
19,605	North Carolina Medical Care Commission, FirstHealth of the Carolinas Ser 2008 A	0.18	10/05/12	10/01/28	19,605,000
14,770	North Central Texas Health Facilities Development Corporation, Baylor Health Care System Ser 2006 A	0.15	10/05/12	08/15/13	14,770,000
17,150	Ohio, Common Schools Ser 2006 B	0.15	10/05/12	06/15/26	17,150,000
37,960	Oregon Facilities Authority, PeaceHealth Ser 2008 A	0.16	10/05/12	08/01/34	37,960,000
	Orlando Utilities Commission, FL,
48,000	Utility System Ser 2008-1	0.15	10/05/12	10/01/33	48,000,000
81,000	Utility System Ser 2008-2	0.15	10/05/12	10/01/33	81,000,000
	Orlando-Orange County Expressway Authority, FL,
20,000	Ser 2003 C-4	0.17	10/05/12	07/01/25	20,000,000
20,000	Ser 2008 B-1	0.16	10/05/12	07/01/40	20,000,000
31,250	Paulding County Hospital Authority, GA, Wellstar Health System Ser 2012 B	0.16	10/05/12	04/01/43	31,250,000
59,625	Pennsylvania Housing Finance Agency, Single Family Mortgage Ser 2003 77B (AMT)	0.19	10/05/12	10/01/33	59,625,000
31,250	Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2	0.17	10/05/12	11/01/38	31,250,000
	Private Colleges & Universities Authority, GA,
49,150	Emory University Ser 2005 C-1	0.15	10/05/12	09/01/36	49,150,000
54,525	Emory University Ser 2005 C-5	0.15	10/05/12	09/01/36	54,525,000
57,400	RBC Municipal Products Trust, Inc., CA, Contra Costa Transportation Authority Sales Tax Ser 2010 Floater Certificates Ser E-17 (c)	0.18	10/05/12	03/01/34	57,400,000
20,000	RBC Municipal Products Trust, Inc., CO, Denver City & County Airport System Ser 2008-C2 & C3 Floater Certificates Ser E-25 (c)	0.21	10/05/12	11/15/25	20,000,000
20,000	RBC Municipal Products Trust, Inc., MA, Massachusetts Ser 2001 Floater Certificates Ser E-32 (c)	0.16	10/05/12	09/01/13	20,000,000
	RBC Municipal Products Trust, Inc., PA,
34,485	Allegheny County Hospital Development Authority University of Pittsburgh Medical Center Ser 2007 B-2 Floater Certificates Ser E-16 (c)	0.18	10/05/12	04/15/39	34,485,000
33,865	Berks County Municipal Authority Reading Hospital & Medical Center Ser 2008 Floater Certificates Ser C-15 (c)	0.18	10/05/12	11/01/12	33,865,000
27,000	Reading Hospital & Medical Center Ser 2012 D Floater Certificates Ser E-36 (c)	0.18	10/05/12	02/01/18	27,000,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

$ 21,005	Richmond, KY, Kentucky League of Cities Funding Trust Ser 2006 A	0.18%	10/05/12	03/01/36	$21,005,000
88,100	San Antonio, TX, Electric & Gas Systems Jr. Lien Ser 2003	0.17	10/05/12	02/01/33	88,100,000
20,465	Sevier County Public Building Authority, TN, Local Government Public Improvement Ser VI-A-1	0.19	10/05/12	06/01/29	20,465,000
1,990	South Carolina Educational Facilities Authority, Goodwill Industries Ser 2006	0.19	10/05/12	09/01/28	1,990,000
6,360	Southcentral Pennsylvania General Authority, PA, WellSpan Health Series 2008 A ROCs II-R Ser 11686 (c)	0.19	10/05/12	12/01/24	6,360,000
	Texas Transportation Commission,
36,140	Mobility Fund Ser 2005-B	0.17	10/05/12	04/01/30	36,140,000
37,800	Mobility Fund Ser 2006 Eagle #20060126 Class A (c)	0.18	10/05/12	04/01/35	37,800,000
16,000	Mobility Fund Ser 2007 Eagle #20070090 Class A (c)	0.18	10/05/12	04/01/37	16,000,000
31,980	University of New Mexico Regents, Sub Lien System Improvement Ser 2001	0.19	10/05/12	06/01/26	31,980,000
30,000	University of North Carolina at Chapel Hill, Ser 2005 Eagle #720053014 Class A (c)	0.19	10/05/12	12/01/34	30,000,000
	University of Texas Regents,
69,575	Financing System Ser 2007 B	0.17	10/05/12	08/01/33	69,575,000
76,005	Financing System Ser 2008 B	0.17	10/05/12	08/01/32	76,005,000
70,000	Permanent University Fund Ser 2008 A	0.15	10/05/12	07/01/37	70,000,000
43,374	Utah Board of Regents, Student Loan Ser 2011 A (AMT)	0.20	10/05/12	11/01/45	43,374,000
	Utah Water Finance Agency,
32,000	Ser 2008 B	0.18	10/05/12	10/01/37	32,000,000
28,700	Ser 2008 B-2	0.18	10/05/12	10/01/35	28,700,000
9,115	Washington Higher Education Facilities Authority, Seattle University Ser 2008 A	0.18	10/05/12	05/01/28	9,115,000
123,445	Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc., Ser 2012 A Stage Trust Ser 2012-33C (c)	0.20	10/05/12	05/15/39	123,445,000
33,325	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Ser 2012 D	0.17	10/05/12	07/15/28	33,325,000

	Total Weekly Variable Rate Bonds (Cost $5,903,929,000)				5,903,929,000

	Daily Variable Rate Bonds (13.2%)
	Chicago, IL,
42,100	Refg Ser 2005 D-1	0.19	10/01/12	01/01/40	42,100,000
43,395	Refg Ser 2005 D-2	0.19	10/01/12	01/01/40	43,395,000
45,960	Columbia, SC, Waterworks & Sewer System Ser 2009	0.19	10/01/12	02/01/38	45,960,000
55,370	Gainesville, FL, Utilities System 2012 Ser B	0.20	10/01/12	10/01/42	55,370,000
52,980	Harris County Cultural Education Facilities Financing Corporation, TX, Methodist Hospital System Ser 2008 C-2	0.20	10/01/12	12/01/27	52,980,000
35,810	Harris County Health Facilities Development Corporation, TX, Methodist Hospital System Ser 2008 A-1	0.20	10/01/12	12/01/41	35,810,000
44,525	JEA, FL, Water & Sewer System Subser 2008 A-1	0.20	10/01/12	10/01/38	44,525,000
20,000	JP Morgan Chase & Co., CA, California Ser 2012-13 A-1 RANs PUTTERs Ser 4265 (c)	0.21	10/01/12	05/30/13	20,000,000
200,000	JP Morgan Chase & Co., TX, Texas Ser 2012 TRANs PUTTERs Ser 4262 (c)	0.20	10/01/12	08/30/13	200,000,000
	Massachusetts,
75,105	Central Artery Ser 2000 A	0.23	10/01/12	12/01/30	75,105,000
39,335	Consolidated Loan Ser 2006 B	0.21	10/01/12	03/01/26	39,335,000
10,000	Massachusetts Health & Educational Facility Authority, Harvard University Ser 2005 C ROCs II-R Ser 10390 (c)	0.19	10/01/12	01/15/14	10,000,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

	New Jersey,
$110,000	Ser Fiscal 2013 A TRANs	0.48%	10/01/12	06/27/13	$110,000,000
110,000	Ser Fiscal 2013 B TRANs	0.48	10/01/12	06/27/13	110,000,550
30,500	New York City Municipal Water Finance Authority, NY, Water & Sewer System Fiscal 2008 Ser B-3	0.19	10/01/12	06/15/25	30,500,000
79,100	New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser G Subser G5	0.19	10/01/12	05/01/34	79,100,000
	New York City, NY,
28,500	Fiscal 2006 Subser I-8	0.20	10/01/12	04/01/36	28,500,000
94,150	Fiscal 2008 Ser J Subser J-3	0.19	10/01/12	08/01/23	94,150,000
31,400	Ohio Water Development Authority, FirstEnergy Nuclear Generation Corp. Ser 2010-C	0.20	10/01/12	06/01/33	31,400,000

	Total Daily Variable Rate Bonds (Cost $1,148,230,550)				1,148,230,550

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Commercial Paper (9.1%)
	Austin, TX,
160,585	Combined Utility Systems Ser A	0.19%	0.19%	10/02/12	160,585,000
26,340	Combined Utility Systems Ser A	0.19	0.19	10/02/12	26,340,000
	Harris County Cultural Education Facilities Finance Corporation, TX,
47,500	Methodist Hospital System Ser 2009 C-1	0.20	0.20	10/03/12	47,500,000
50,000	Methodist Hospital System Ser 2009 C-1	0.23	0.23	03/06/13	50,000,000
20,000	Methodist Hospital System Ser 2009 C-1	0.23	0.23	05/20/13	20,000,000
22,000	Methodist Hospital System Ser 2009 C-1	0.24	0.24	04/03/13	22,000,000
35,000	Methodist Hospital System Ser 2009 C-2	0.22	0.22	11/08/12	35,000,000
25,000	Methodist Hospital System Ser 2009 C-2	0.22	0.22	12/05/12	25,000,000
	Houston, TX,
10,000	Ser G-2	0.19	0.19	10/18/12	10,000,000
30,100	Ser G-2	0.19	0.19	10/18/12	30,100,000
22,000	Ser H-2	0.19	0.19	10/18/12	22,000,000
50,034	Howard County, MD, Ser 2011 BANs	0.17	0.17	10/30/12	50,034,000
	JEA, FL,
17,500	Electric System Subser 2000 F-1	0.18	0.18	10/18/12	17,500,000
18,400	Electric System Subser 2001 C	0.18	0.18	10/10/12	18,400,000
	Las Vegas Valley Water District, NV,
50,500	Water Ser 2004 A	0.17	0.17	10/29/12	50,500,000
84,000	Water Ser 2004 B	0.18	0.18	10/16/12	84,000,000
	Montgomery County, MD,
40,000	2010 Ser A BANs	0.16	0.16	10/22/12	40,000,000
23,450	2010 Ser B BANs	0.18	0.18	10/19/12	23,450,000
	Nebraska Public Power District,
15,000	Ser A Notes	0.19	0.19	10/17/12	15,000,000
22,950	Ser A Notes	0.19	0.19	10/18/12	22,950,000
	North Texas Tollway Authority, TX,
4,000	Ser 2009 D	0.22	0.22	11/15/12	4,000,000
8,000	Ser 2009 D	0.22	0.22	12/06/12	8,000,000
8,000	Ser 2009 D	0.23	0.23	11/07/12	8,000,000

	Total Commercial Paper (Cost $790,359,000)				790,359,000

	Municipal Bonds & Notes (3.8%)
228,000	California, Ser 2012-13 A-2 RANs, dtd 08/23/12	2.50	0.43	06/20/13	231,401,548
	Kentucky Rural Water Finance Corporation,
24,500	Public Projects Construction Notes Ser D-2011-1, dtd 11/01/11	1.25	0.55	11/01/12	24,515,397
8,000	Public Projects Construction Notes Ser D-2012-1, dtd 09/20/12	1.00	0.32	10/01/13	8,054,581
	Los Angeles County Schools Pooled Financing Program, CA,

Active Assets Tax-Free Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

$ 34,000	Pooled 2011-2012 Ser B-2 TRANs, dtd 03/01/12	2.00%	0.35%	12/31/12	$34,142,135
22,000	Pooled 2011-2012 Ser B-3 TRANs, dtd 03/01/12	2.00	0.45	01/31/13	22,114,803
1,000	Lucas County, OH, Ser 2012 BANs, dtd 07/18/12	1.00	0.37	07/18/13	1,005,016
5,000	Minnesota Rural Water Finance Authority, Public Projects Construction Notes Ser 2012, dtd 03/01/12	1.25	0.40	03/01/13	5,017,731
4,000	North Dakota Rural Water Finance Corporation, Public Projects Construction Notes Ser 2012 B-1, dtd 06/28/12	0.37	0.37	07/01/13	4,000,000

	Total Municipal Bonds & Notes (Cost $330,251,211)				330,251,211

		COUPON RATE (a)	DEMAND DATE (b)
	Closed-End Investment Companies (3.7%)
24,700	BlackRock Municipal Intermediate Duration Fund, Inc. (MUI), VRDP Ser W-7 (AMT) (c)	0.27%	10/05/12	03/01/41	24,700,000
52,200	Nuveen Insured Municipal Opportunity Fund, Inc., VRDP Ser 1-6672 (AMT) (c)	0.30	10/05/12	12/01/40	52,200,000
20,000	Nuveen Investment Quality Municipal Fund, Inc., VRDP Ser 1-2118 (AMT) (c)	0.30	10/05/12	05/01/41	20,000,000
45,000	Nuveen Municipal Market Opportunity Fund, Inc., VRDP Ser 1-3509 (AMT) (c)	0.32	10/05/12	03/01/40	45,000,000
15,000	Nuveen New York Quality Income Municipal Fund, Inc., VRDP Ser 1-1617 (AMT) (c)	0.28	10/05/12	12/01/40	15,000,000
15,000	Nuveen Premier Insured Municipal Fund, Inc., VRDP Ser 1-1309 (c)	0.30	10/05/12	12/01/40	15,000,000
100,000	Nuveen Premium Income Municipal Fund 2, Inc., VRDP Ser 1-4895 (AMT) (c)	0.30	10/05/12	05/05/41	100,000,000
50,000	Nuveen Quality Income Municipal Fund, Inc., VRDP Ser 1-3884 (AMT) (c)	0.27	10/05/12	12/01/40	50,000,000

	Total Closed-End Investment Companies (Cost $321,900,000)				321,900,000

	Put Option Bonds (2.5%)
8,500	Illinois Finance Authority, Advocate Health Care Window Ser 2011 B	0.30	04/26/13	04/01/51	8,500,000
7,680	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-1	0.28	04/26/13	02/01/46	7,680,000
9,600	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-3	0.28	04/26/13	02/01/46	9,600,000
11,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A	0.27	04/26/13	07/01/30	11,000,000
19,000	Metropolitan Water District of Southern California, Water 2009 Ser A-1	0.18	08/30/13	07/01/30	19,000,000
20,000	Michigan Hospital Finance Authority, Ascension Health Senior Credit Group Window Ser 2010 F-8	0.27	04/26/13	11/15/49	20,000,000
93,000	New York Liberty Development Corporation, 3 World Trade Center Ser 2011 A	0.25	08/22/13	12/01/49	93,000,000
7,700	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 B	0.30	04/26/13	11/01/34	7,700,000
6,000	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 C	0.30	04/26/13	11/01/34	6,000,000
12,000	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2012 A	0.26	04/26/13	11/01/34	12,000,000
5,000	Orlando Utilities Commission, FL, Utility System Window Ser 2011 A	0.29	04/26/13	10/01/27	5,000,000

Active Assets Tax-Free Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

$15,600	RBC Municipal Products Trust, Inc., MN, Minneapolis Fairview Health Services Ser 2010 C&D Floater Certificates Ser E-19 (c)	0.18%	10/05/12	06/13/13	$15,600,000
4,500	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2011 B	0.31	04/26/13	11/15/50	4,500,000

	Total Put Option Bonds (Cost $219,580,000)				219,580,000

	Total Investments (Cost $8,714,249,761) (d)			100.0%	8,714,249,761
	Other Assets in Excess of Liabilities			0.0 (e)	981,916

	Net Assets			100.0%	$8,715,231,677

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
PUTTERS	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
TRs	Trust Receipts.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at September 30, 2012.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Cost is the same for federal income tax purposes.
(e)	Amount is less than 0.05%.
Bond Insurance:

AGC	Assured Guaranty Corporation.
AGM	Assured Guaranty Municipal Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.

Active Assets Tax-Free Trust

Notes to Portfolio of Investments ¡ September 30, 2012 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$5,903,929,000	$—	$5,903,929,000
Daily Variable Rate Bonds	—	1,148,230,550	—	1,148,230,550
Commercial Paper	—	790,359,000	—	790,359,000
Municipal Bonds & Notes	—	330,251,211	—	330,251,211
Closed-End Investment Companies	—	321,900,000	—	321,900,000
Put Option Bonds	—	219,580,000	—	219,580,000
Total Assets	$—	$8,714,249,761	$—	$8,714,249,761

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2012, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

November 15, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

November 15, 2012